Financial Risk Management and Fair Values of Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management and Fair Values of Financial Instruments [Line Items]
Realized and unrealized losses	$ (110,957)	$ (157,837)	$ (5,877)
Equity interest	1.00%	1.00%	1.00%
Profit before income tax	$ 11	$ 19	$ 969
Other comprehensive income	$ 264	$ 1,328	$ 2,238
Interest rates	1.00%
Increase or decrease percentage rete	1.00%	1.00%	1.00%
Borrowings	$ 7,669,389	$ 9,031,195
Written-off financial assets
Loss amounts of contract assets
Provision for the losses
Bottom of Range [Member]
Financial Risk Management and Fair Values of Financial Instruments [Line Items]
Term of contract payments	90 days
Top of Range [Member]
Financial Risk Management and Fair Values of Financial Instruments [Line Items]
Term of contract payments	270 days
Floating Rate [Member]
Financial Risk Management and Fair Values of Financial Instruments [Line Items]
Borrowings	$ 111,908	$ 101,071	$ 130,099